Concentration and risks (Details) - CNY (¥) ¥ in Thousands	36 Months Ended
	Jun. 30, 2008	Dec. 31, 2015	Dec. 31, 2014
Minimum
Concentration and risks
Foreign currency exchange appreciation rate	20.00%
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments		¥ 12,630,577	¥ 9,054,762